Note 8 - Restructuring and Other Non-recurring Costs	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of restructuring costs [text block]
8.	Restructuring and other non-recurring costs

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Corporate restructuring - professional fees	$189	$179	$1,031
Corporate restructuring - litigation provision	(128)	2,039	1,104
Corporate restructuring - detailed review, sales campaign and termination costs on solar projects	-	-	1,112
Corporate restructuring – workforce reduction	-	-	163
Relocation	-	27	-
Remediation costs	382	-	-
Acquisition related costs	-	632	-
Total restructuring costs	$443	$2,877	$3,410

In the year ended June 30, 2022, the Company incurred non-recurring costs related to restructuring activities of $0.2 million and one-off remediation expenses of $0.4 million, offset by $0.1 million release of unutilized provision related to the Comberg Claims.

In the year ended June 30, 2021, the Company also incurred non-recurring costs for legal, accounting, tax advisory and due diligence costs of $0.6 million related to the acquisition of Tembo e-LV in November 2020.

Restructuring and other non-recurring costs by nature are one-time incurrences, and therefore, do not represent normal trading activities of the business. These costs are disclosed separately in order to draw them to the attention of the reader of the financial information and enable comparability in future periods.

During a prior fiscal period, the Board undertook a strategic restructuring of the business to align operations, personnel, and business development activities to focus on a fewer number of areas of activity. Associated with this restructuring was the departure of a number of employees and contractors from the business. The workforce reduction cost represents the total salary, benefit, severance, and contract costs paid in the year or accruing to these individuals in the future for which no services will be rendered to the Company. Professional fees represent legal fees incurred to resolve certain disputes related to some of these separations in both the current and prior year. Project review and investigation costs are the costs incurred related to solar business development activities in Asia for which the decision was made not to proceed for economic reasons, and costs of detailed review and investigation for the ISS Joint Venture portfolio in the U.S.